UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on September 30, 2001 pursuant to a request for confidential treatment and for which that confidential treatment expired on March 31, 2002.

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [ X ]; Amendment Number:     1
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202

Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:


       /S/ Henry H. Hopkins       Baltimore, Maryland    May 15, 2002
              [Signature]            [City, State]           [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE


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                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 37

Form 13F Information Table Value Total: 451,888

List of Other Included Managers: NONE












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                                                           FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------
ANTHEM INC.                    COMM STK         03674B104    30717  620550 SH        SOLE         538050        0     82500
ARROW INTERNATIONAL INC.       COMM STK         042764100     2402   60000 SH        SOLE              0        0     60000
AUTOMATIC DATA PROCESSING      COMM STK         053015103    43539  739200 SH        SOLE          91200        0    648000
BEST BUY CO. INC.              COMM STK         086516101    28459  382100 SH        SOLE         223000        0    159100
CARDINAL HEALTH, INC.          COMM STK         14149Y108    16807  259933 SH        SOLE         106333        0    153600
CASELLA WASTE SYS. INC.        COMM STK         147448104     3803  256500 SH        SOLE          13000        0    243500
CORNING INCORPORATED           COMM STK         219350105     4306  482692 SH        SOLE         432962        0     49730
EL PASO CORPORATION            COMM STK         28336L109    12425  278525 SH        SOLE         123225        0    155300
EXAR CORP.                     COMM STK         300645108      291   13900 SH        SOLE           5800        0      8100
FORD MOTOR COMPANY             COMM STK         345370860    10943  696115 SH        SOLE         138415        0    557700
GENESCO INC.                   COMM STK         371532102     5190  250000 SH        SOLE              0        0    250000
HENRY (JACK) & ASSOCIATE       COMM STK         426281101     5928  271800 SH        SOLE         233600        0     38200
HILTON HOTELS CORPORATION      COMM STK         432848109      655   60000 SH        SOLE              0        0     60000
HUNTINGTON BANCSHARES          COMM STK         446150104     2406  140032 SH        SOLE          60032        0     80000
LIBERTY PPTY TR                COMM STK         531172104     1257   42100 SH        SOLE           7900        0     34200
LUCENT TECHNOLOGIES INC.       COMM STK         549463107     7475 1188456 SH        SOLE         688456        0    500000
HCR MANOR CARE                 COMM STK         564055101      787   33200 SH        SOLE          25200        0      8000
MCKESSON HBOC INC.             COMM STK         58155Q103     4511  120606 SH        SOLE          41606        0     79000
NETSCREEN TECHNOLOGIES INC.    COMM STK         64117V107     1235   55800 SH        SOLE           5800        0     50000
NIKE INC.                      COMM STK         654106103     3717   66100 SH        SOLE          15800        0     50300
NISOURCE INC.                  COMM STK         65473P105     7483  324516 SH        SOLE         294516        0     30000
NORTHERN TRUST CORPORATION     COMM STK         665859104    32845  545600 SH        SOLE         235000        0    310600
ORACLE CORP.                   COMM STK         68389X105    38746 2804600 SH        SOLE         535800        0   2268800
PEREGRINE BYSTEMS INC.         COMM STK         71366Q101    13491  910014 SH        SOLE         279429        0    630585
PLACER DOME INC.               COMM STK         725906101     3209  294100 SH        SOLE          59100        0    235000
PROGENICS PHARMACEUTICALS      COMM STK         743187106     2735  147900 SH        SOLE          42800        0    105100
PRUDENTIAL FINANCIAL INC.      COMM STK         744320102    13007  391900 SH        SOLE         268500        0    123400
SANMINA CORPORATION            COMM STK         800907107    12594  633032 SH        SOLE         132532        0    500500
SYSCO CORPORATION              COMM STK         871829107     3228  123100 SH        SOLE          59500        0     63600
TANOX INC.                     COMM STK         87588Q109     1854  100100 SH        SOLE          29000        0     71100
TOTAL FINA ELF S.A.            ADR              89151E109     9546  135900 SH        SOLE          88600        0     47300
TUPPERWARE CORPORATION         COMM STK         899896104     1925  100000 SH        SOLE              0        0    100000
TYCO INTERNATIONAL LTD.        COMM STK         902124106    51074  867135 SH        SOLE         747333        0    119802
U.S. BANCORP                   COMM STK         902973304    27845 1330378 SH        SOLE         549178        0    781200
VORNADO REALTY TRUST           COMM STK         929042109     1502   36100 SH        SOLE           2100        0     34000
WEIGHT WATCHERS INTL INC.      COMM STK         948626106    16159  477800 SH        SOLE         351700        0    126100
XL CAPITAL LTD.                COMM STK         G98255105    27792  304200 SH        SOLE         124800        0    179400

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